Document and Entity Information	9 Months Ended
Jul. 31, 2019
Document and entity information [abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jul. 31, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q3
Entity Registrant Name	BANK OF NOVA SCOTIA
Entity Central Index Key	0000009631
Current Fiscal Year End Date	--10-31